Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total	$ 147	$ 150
Right of use asset total	631	880
Equipment total	175	207
Intangibles total	7,857	6,988
Canada [Member]
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total
Right of use asset total	112	170
Equipment total
Intangibles total
EMEA [Member]
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total	147	150
Right of use asset total	519	710
Equipment total	175	207
Intangibles total	$ 7,857	$ 6,988